Cover	Aug. 04, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 04, 2022
Entity Registrant Name	Viemed Healthcare, Inc.
Entity File Number	001-38973
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	625 E. Kaliste Saloom Rd.
Entity Address, Postal Zip Code	70508
Entity Address, City or Town	Lafayette
Entity Address, State or Province	LA
City Area Code	337
Local Phone Number	504-3802
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares, no par value
Trading Symbol	VMD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001729149
Amendment Flag	false